Financial Statement Details - Narrative (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Jun. 28, 2020	Mar. 29, 2020	Dec. 29, 2019	Sep. 29, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 30, 2018	Sep. 23, 2018	Jun. 28, 2020	Jun. 30, 2019	Jun. 24, 2018
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Depreciation of property and equipment									$ 76.7	$ 64.9	$ 50.9
Losses on disposals or impairments of property and equipment									3.3	0.2	7.4
Net loss (income)	$ (38.9)	$ (59.9)	$ (54.0)	$ (37.8)	$ (135.9)	$ (227.7)	$ (0.4)	$ (11.1)	(190.6)	(375.1)	(279.9)
AOCI reclassified as non-operating (income) expense									18.5	(29.4)	10.4
AOCI reclassified as net income (loss) from discontinued operations	$ 5.3	$ (3.7)	$ 3.9	$ 1.5	$ (96.4)	$ (190.6)	$ 19.1	$ 11.3	7.0	(256.6)	(205.0)
Accrued property and equipment									79.4	20.1	13.8
Reclassification out of Accumulated Other Comprehensive Income | Net Gain on Available for Sale Securities out of AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
Net loss (income)									2.0
AOCI reclassified as non-operating (income) expense									1.5	$ (0.1)	$ (0.1)
AOCI reclassified as net income (loss) from discontinued operations									0.5
Reclassification out of Accumulated Other Comprehensive Income | Currency Translation Loss out of AOCI
Reclassification out of Accumulated Other Comprehensive Income [Line Items]
AOCI reclassified as net income (loss) from discontinued operations									$ 5.2